As filed with the Securities and Exchange Commission on August 22, 2013.

1933 Act Registration No. 333-43300
1940 Act Registration No. 811-10041

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No. [ ]		[ ]

Post-Effective Amendment No. 23		[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No. 24

JNL INVESTORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:
with a copy to:
	Susan S. Rhee, Esq.	K&L Gates LLP
	JNL Investors Series Trust	1601 K Street, NW
	Vice President, Counsel & Secretary	Washington, DC 20006-1600
	1 Corporate Way	Attn: Diane E. Ambler
Lansing, Michigan 48951

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on September 16, 2013 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on ____________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 23, is to designate a new effective date of the Post-Effective Amendment No. 22, which was filed on June 12, 2013 (Accession No. 0001121257-13-000016). Parts A, B and C of Post-Effective Amendment No. 22 are unchanged and hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 22nd day of August, 2013.

JNL INVESTORS SERIES TRUST

/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Susan S. Rhee for Michael Bouchard* Michael Bouchard Trustee	August 22, 2013

/s/ Susan S. Rhee for William Crowley* William Crowley Trustee	August 22, 2013

/s/ Susan S. Rhee for Dominic D'Annunzio* Dominic D'Annunzio Trustee	August 22, 2013

/s/ Susan S. Rhee for Michelle Engler* Michelle Engler Trustee	August 22, 2013

/s/ Susan S. Rhee for James Henry* James Henry Trustee	August 22, 2013

/s/ Susan S. Rhee for Richard D. McLellan* Richard D. McLellan Trustee	August 22, 2013

/s/ Susan S. Rhee for Mark D. Nerud* Mark D. Nerud President and Trustee	August 22, 2013

/s/ Susan S. Rhee for William R. Rybak* William R. Rybak Trustee	August 22, 2013

/s/ Susan S. Rhee for Patricia A. Woodworth* Patricia A. Woodworth Trustee	August 22, 2013

/s/ Susan S. Rhee for Gerard A.M. Oprins*	August 22, 2013
Gerard A. M. Oprins Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Susan S. Rhee, Attorney In Fact